As filed with the Securities and Exchange	Registration No. 333-109860
Commission on December 18, 2009	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 13 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

ING Life Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code: (860) 580-2831

Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on _____________ pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Group Variable Annuity Contract

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2009 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 13 by reference to Registrant’s filing under Rule 497(c) as filed on May 4, 2009 and under Rule 497(e)
as filed on May 12, 2009, June 26, 2009 and September 30, 2009.

A supplement dated December 18, 2009 to the Prospectus and Statement of Additional
Information are included in Parts A and B of this Post-Effective Amendment No. 13.

ING Life Insurance and Annuity Company

and its

Variable Annuity Account C

ING Map Plus NPSM

Supplement dated December 18, 2009 to the Contract Prospectus, Contract Prospectus
Summary and Statement of Additional Information, each dated May 1, 2009, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity
Contract Prospectus, Contract Prospectus Summary and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus, Contract Prospectus Summary and SAI
for future reference.

1.	Effective February 8, 2010, the following new investment options may be available under your contract. Any applicable Subaccount Administrative Adjustment Charge is listed next to each investment option.

Investment Option	Subaccount	Investment Option	Subaccount
	Administrative		Administrative
	Adjustment		Adjustment
	Charge		Charge

AIM Trimark Endeavor Fund	0.15%	Lord Abbett Fundamental Equity Fund	0.20%
(Class A)		(Class A)
Alger Capital Appreciation Fund	0.10%	Mainstay Large Cap Growth Fund	0.00%
(Class A)		(Class R3)
BlackRock Equity Dividend Fund	0.10%	Neuberger Berman Genesis Fund®	0.35%
(Investor A Shares)		(Trust Class)
ColumbiaSM Acorn® Fund	0.20%	Oppenheimer Gold & Special Minerals	0.20%
(Class A)		Fund (Class A)
Dodge & Cox International Stock	0.50%	Oppenheimer International Bond Fund	0.20%
Fund		(Class A)
Dodge & Cox Stock Fund	0.50%	Pioneer Strategic Income Fund	0.20%
		(Class A)
Fidelity® Advisor New Insights	0.40%	RiverSource High Yield Bond Fund	0.00%
Fund (Institutional Class)		(Class R3)
ING JPMorgan Small Cap Core	0.10%	Royce Total Return Fund	0.10%
Equity Portfolio (Service Class)		(Class K)
ING Value Choice Fund	0.00%	Thornburg International Value Fund	0.10%
(Class A)		(Class R4)
ING Van Kampen Growth and	0.10%	Victory Small Company Opportunity	0.00%
Income Portfolio (Service Class)		Fund (Class R)
Lazard Emerging Markets Equity	0.20%	Wanger Select	0.20%
Portfolio (Open Shares)
Lord Abbett Developing Growth	0.20%
Fund, Inc. (Class A)

2.	Effective February 8, 2010, the subaccounts investing in the Advisor Class of the following funds will invest in the Service 2 Class of the same funds:

ING Index Solution 2015 Portfolio	ING Solution 2015 Portfolio
ING Index Solution 2025 Portfolio	ING Solution 2025 Portfolio
ING Index Solution 2035 Portfolio	ING Solution 2035 Portfolio
ING Index Solution 2045 Portfolio	ING Solution 2045 Portfolio
ING Index Solution Income Portfolio	ING Solution Income Portfolio

X.109860-09D	Page 1 of 4	December 2009

Accordingly, as of February 8, 2010, the Service 2 Class shares of these funds are added to the prospectus, and all references to the Advisor Class of these funds are hereby deleted. All existing balances invested in the Advisor Class of these funds, and all future allocations to the Advisor Class of these funds, will automatically become investments in and/or allocations to the Service 2 Class of these funds. The Service 2 Class shares of these funds charge lower annual fund expenses than the Advisor Class, and the investment objective and policies of the funds will remain the same. You will not incur any fees or charges or any tax liability because of the change in share classes, and your account value immediately before the change will equal your account value immediately after the change. There is no Subaccount Administrative Adjustment Charge applicable to these funds.

3.	With the addition of the funds in Item 1 of this supplement, effective February 8, 2010, the maximum total fund operating expenses and the costs shown under Hypothetical Example 1 on page 7 of the Contract Prospectus are replaced with the following:

Total Annual Fund Operating Expenses							Maximum
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) and/or service fees, and other expenses)							1.72%

(A) If you withdraw your entire account value				(B) If you do not withdraw your entire account
at the end of the applicable time period:				value or if you select an income phase payment
				option at the end of the applicable time period*:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$931	$1,802	$2,583	$4,267	$427	$1,291	$2,168	$4,267

In addition, effective February 8, 2010, the maximum costs shown under the hypothetical example on page 12 of the Contract Prospectus Summary are replaced with the following:

Maximum

1 Year	10 Years
$931	$4,267

4.	Effective February 8, 2010, the following information is added to the Subaccount Administrative Adjustment Charge chart on page 21 of the Contract Prospectus and page 9 of the Contract Prospectus Summary:

Fund or Fund Family	Charge	Fund or Fund Family	Charge
AIM Trimark Endeavor Fund (Class A)	0.15%	Fidelity® Advisor New Insights Fund	0.40%
		(Institutional Class)
Alger Capital Appreciation Fund (Class A)	0.10%	Lazard Emerging Market Equity Portfolio	0.20%
		(Open Shares)
BlackRock Equity Dividend Fund	0.10%	Neuberger Berman Genesis Fund® (Trust Class)	0.35%
(Investor A Shares)
ColumbiaSM Acorn Fund® (Class A)	0.20%	Royce Total Return Fund (Class K)	0.10%
Dodge & Cox International Stock Fund	0.50%	Thornburg International Value Fund (Class R4)	0.10%
Dodge & Cox Stock Fund	0.50%

5.	Effective February 8, 2010, the following information is added to Appendix IV – Fund Descriptions in the Contract Prospectus.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
AIM Investment Funds – AIM	Invesco Aim Advisors, Inc.	Seeks long-term growth of capital.
Trimark Endeavor Fund
Subadviser: Advisory
entities affiliated with
Invesco Aim Advisors, Inc.

X.109860-09D	Page 2 of 4	December 2009

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
The Alger Funds – Alger Capital	Fred Alger Management,	Seeks long-term capital appreciation.
Appreciation Fund	Inc.
BlackRock Equity Dividend Fund	BlackRock Advisors, LLC	Seeks long-term total return and current
– BlackRock Equity Dividend		income.
Fund	Subadviser: BlackRock
Investment Management,
LLC
Columbia Acorn Trust –	Columbia Management	Seeks long-term capital appreciation.
ColumbiaSM Acorn® Fund	Advisors, LLC
Dodge & Cox Funds – Dodge &	Dodge & Cox	Seeks long-term growth of principal and
Cox International Stock Fund		income.
Dodge & Cox Funds – Dodge &	Dodge & Cox	Seeks long-term growth of principal and
Cox Stock Fund		income.
Fidelity® Contrafund – Fidelity®	Fidelity Management &	Seeks capital appreciation.
Advisor New Insights Fund	Research Company

Subadvisers:
FMR Co., Inc.; Fidelity
Management & Research
(U.K.) Inc.; Fidelity
Research & Analysis
Company; Fidelity
Investments Money
Management, Inc.; Fidelity
Investments Japan Limited;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors (U.K.)
Limited
ING Investors Trust – ING	Directed Services LLC	Seeks capital growth over the long term.
JPMorgan Small Cap Core
Equity Portfolio
ING Equity Trust – ING Value	ING Investments, LLC	Seeks long-term capital appreciation.
Choice Fund
Subadviser: Tradewinds
Global Investors, LLC
ING Investors Trust – ING Van	Directed Services LLC	Seeks long-term growth of capital and
Kampen Growth and Income		income.
Portfolio	Subadviser: Van Kampen
Lazard Funds, Inc. – Lazard	Lazard Asset Management	Seeks long-term capital appreciation.
Emerging Markets Equity	LLC
Portfolio
Lord Abbett Developing Growth	Lord, Abbett & Co. LLC	Seeks long-term growth of capital through a
Fund, Inc.	(Lord Abbett)	diversified and actively managed portfolio.
Lord Abbett Securities Trust –	Lord, Abbett & Co. LLC	Seeks long-term growth of capital through
Lord Abbett Fundamental	(Lord Abbett)	investing in stocks of large, mid, and small
Equity Fund		U.S. and multinational companies.
The Mainstay Funds – Mainstay	New York Life	Seeks long-term growth of capital.
Large Cap Growth Fund	Investments

Subadviser: Winslow
Capital Management, Inc.

X.109860-09D	Page 3 of 4	December 2009

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Neuberger Berman Equity Funds	Investment Adviser:	Seeks growth of capital.
– Neuberger Berman Genesis	Neuberger Berman
Fund®	Management LLC

Subadviser:
Neuberger Berman, LLC
Oppenheimer Gold & Special	OppenheimerFunds, Inc.	Seeks capital appreciation.
Minerals Fund
Oppenheimer International Bond	OppenheimerFunds, Inc.	Seeks total return.
Fund
Pioneer Strategic Income Fund	Pioneer Investment	Seeks a high level of current income.
Management, Inc.
RiverSource High Yield Income	RiverSource Investments,	Seeks to provide shareholders with high
Series, Inc. – RiverSource	LLC	current income.
High Yield Bond Fund
Royce Fund – Royce Total	Royce & Associates, LLC	Seeks both long-term growth of capital and
Return Fund	(“Royce”)	current income.
Thornburg Funds – Thornburg	Thornburg Investment	Seeks long-term capital appreciation.
International Value Fund	Management, Inc.
(“Thornburg”)
The Victory Portfolios – Victory	Victory Capital	Seeks to provide capital appreciation.
Small Company Opportunity	Management, Inc.
Fund
Wanger Advisors Trust – Wanger	Columbia Wanger Asset	A nondiversified fund that seeks long-term
Select	Management, L.P.	growth of capital.

6.	Effective February 26, 2010, Batterymarch Financial Management, Inc. is deleted as subadviser for ING International SmallCap Multi-Manager Fund in Appendix IV – Fund Descriptions in the Contract Prospectus.

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers,
LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.109860-09D	Page 4 of 4	December 2009

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements:
	(1)	Incorporated by reference in Part A:
Condensed Financial Information
	(2)	Incorporated by reference in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2008
		-	Statements of Operations for the year ended December 31, 2008
		-	Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2008, 2007 and 2006
		-	Consolidated Balance Sheets as of December 31, 2008 and 2007
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2008, 2007 and 2006
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2008, 2007 and 2006
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C · Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Broker-Dealer Agreement · Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-56297), as filed on June 8, 1998.
	(3.2)	Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and
Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of
Assignment to AISI · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30,
2000.
	(3.3)	Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
033-75996), as filed on December 20, 2006.
	(4.1)	Variable Annuity Contract (G-CDA(12/99)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.

(4.2)	Variable Annuity Contract Certificate (C-CDA(12/99)) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.3)	Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.4)	Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(4.5)	Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.6)	Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract
Certificate C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.7)	Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(4.8)	Endorsement (EMM-DAC-03) to Contract G-CDA(12/99) and Contract Certificate C-
CDA(12/99) · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30,
2003.
(4.9)	Endorsement (EMM-TABCert-03) to Contract Certificate C-CDA(12/99) ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.
(4.10)	Endorsement (EMM-TABCont-03) to Contract C-CDA(12/99) · Incorporated by
reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-109860), as filed on December 30, 2003.
(4.11)	Schedules: MM-HC401a-03; MM-HC401K-03; MMH-HC403b-03;
MM-HC403bv-03; MM-HC457bTE-03; and MM-HC457g-03 to Contract
G-CDA(12/99) and Contract Certificate C-CDA(12/99) · Incorporated by reference to
Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No.
333-109860), as filed on December 30, 2003.
(4.12)	Variable Annuity Contract (G-CDA-99(NY)) · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000.

(4.13)	Variable Annuity Contract Certificate (C-CDA-99(NY)) · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.14)	Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.15)	Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract
Certificate C-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment
No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 16, 2000.
(4.16)	Variable Annuity Contract (G-CDA(99)) · Incorporated by reference to Post-Effective
Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 16, 2000.
(4.17)	Variable Annuity Contract Certificate (C-CDA(99)) · Incorporated by reference to
Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No.
333-01107), as filed on February 16, 2000.
(4.18)	Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14,
2001.
(4.19)	Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14,
2001.
(4.20)	Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 ·
Incorporated by reference to Post-Effective Amendment No. 22 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.
(4.21)	Variable Annuity Contract (G-CDA-01(NY)) · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 10, 2002.
(4.22)	Variable Annuity Contract Certificate (C-CDA-01(NY)) · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 10, 2002.

(4.23)	Appendix A (Variable Provisions in Group Annuity Contract
G-CDA-01(NY)) and Certificate C-CDA-01(NY) · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 10, 2002.
(4.24)	Statement of Variability to Contract G-CDA-01(NY) · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 10, 2002.
(4.25)	Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-
CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.26)	Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-
01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.27)	Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.28)	Endorsement E-403bR-09 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-CDA-
HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-
CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-
CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates GTCC-HO,
GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-CDA(12/99) and
C-CDA-99(NY) · Incorporated by reference to Post-Effective Amendment No. 12 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15,
2009.
(4.29)	Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-
CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-
IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-
96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates
GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-
CDA(12/99) and C-CDA-99(NY) · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as
filed on April 15, 2009.
(5.1)	Variable Annuity Contract Application (300 MOP-02(04/02)) · Incorporated by
reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 10, 2002.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company · Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.

(7)	Not applicable

(8.1)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-105479), as filed on May 22, 2003.
(8.2)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and
ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity
Company) · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004.
(8.3)	(Retail) Amendment No. 2 dated July __, 2005 to Participation Agreement for Retail
Mutual Funds dated as of October 1, 2000, as amended on January 1, 2003, by and among, AIM Distributors, Inc., ING Life Insurance and Annuity Company (formerly
Aetna Life Insurance and Annuity Company), ReliaStar Life Insurance Company, and
ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-
Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-
105479), as filed on April 11, 2008.
(8.4)	(Retail) Shareholder Service Agreement dated as of October 1, 1998 for Sale of
Shares of The AIM Mutual Funds between AIM Distributors, Inc. and Aetna
Investment Services, Inc. · Incorporated by reference to Pre-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on
December 30, 2003.
(8.5)	(Retail) Amendment made and entered into as of October 1, 2000 to Shareholder
Service Agreement dated as of October 1, 1998 and amended with respect to Schedule
A of the Agreement effective November 20, 1998 for Sale of Shares of AIM Mutual
Funds between AIM Distributors, Inc., Aetna Investment Services, Inc. and Aetna
Life Insurance and Annuity Company · Incorporated by reference to Pre-Effective
Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as
filed on December 30, 2003.
(8.6)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.7)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated · Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.8)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated
Selling and Services Agreement and Fund Participation Agreement dated as of May 1,
2008 between ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and Fred Alger & Company, Incorporated · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.9)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.10)	(Retail) Fund Participation Agreement effective as of October 26, 2000 between
Alliance Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.11)	Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9,
2008.
(8.12)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated May
1, 2008 between ING Life Insurance and Annuity Company and Saturna Brokerage
Services Inc. (Amana Funds) · Incorporated by reference to Post-Effective
Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on August 18, 2008.
(8.13)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc.
(Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No.
333-01107), as filed on August 18, 2008.
(8.14)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation, and
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.

(8.15)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on April 13, 2004.
(8.16)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation Agreement between ING Life Insurance and Annuity Company and American Century
Investment Services · Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10,
2007.
(8.17)	(Retail) Amendment No. 3 effective April 1, 2007 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company,
American Century Investment Services, Inc. and American Century Services, LLC ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(8.18)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among Aetna
Investment Services, Inc., Aetna Life Insurance and Annuity Company and American
Century Investment Services · Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(8.19)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and Services
Agreement dated July 1, 2000 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company) and
American Century Investment Services, Inc. · Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2007.
(8.20)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 by and among ING
Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING
Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and
Annuity Company) and American Century Investment Services, Inc. · Incorporated
by reference to Post-Effective Amendment No. 48 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 10, 2007.
(8.21)	(Retail) Amendment No. 3 effective April 1, 2007 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 and October 1,
2004 by and among ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century
Investment Services, Inc. and American Century Services, LLC · Incorporated by
reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4 (File No. 333-105479), as filed on April 11, 2008.
(8.22)	(Retail) Amendment No. 4 effective April 6, 2009 to the Selling and Services

Agreement dated July 1, 2000 and amended on November 7, 2003, October 1, 2004 and April 1, 2007 by and among ING Financial Advisers, LLC (formerly known as
Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company
(formerly known as Aetna Life Insurance and Annuity Company), American Century
Investment Services, Inc. and American Century Services, LLC · Incorporated by
reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on December 18, 2009.
(8.23)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.24)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company · Incorporated by reference to Post-Effective Amendment
No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.25)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company · Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21,
2006
(8.26)	(Retail) Second Amendment effective November 1, 2006 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, by and among
American Funds Distributors, Inc., American Funds Service Company, ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York · Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.27)	(Retail) Third Amendment effective February 1, 2007 to the Participation Agreement dated January 1, 2003, and as amended on January 3, 2006 and on November 1, 2006, by and among American Funds Distributors, Inc., American Funds Service Company,
ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and
ReliaStar Life Insurance Company of New York · Incorporated by reference to Post-
Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 15, 2008.

(8.28)	(Retail) Fourth Amendment effective as of October 1, 2008 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006 and February 1, 2007, by and among American Funds Distributors, Inc.,
American Funds Service Company, ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New
York · Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.
(8.29)	(Retail) Fifth Amendment effective as of January 30, 2009 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006, February 1, 2007 and October 1, 2008, by and among American Funds
Distributors, Inc., American Funds Service Company, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York · Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.30)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 · Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.31)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 ·
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.32)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group
Agreement dated June 30, 2000 and effective January 1, 2003 between American
Funds Distributors, Inc. and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.33)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.34)	(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel
Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.

(8.35)	(Retail) First Amendment made and entered into as of October 1, 2000 to Fund
Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly Ariel
Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity
Company on its own behalf and on behalf of its Separate Account F · Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-109860), as filed on April 16, 2004.
(8.36)	(Retail) Second Amendment to Fund Participation Agreement made and entered into as of May 1, 2002 to Fund Participation Agreement dated as of April 1, 1998 and amended on October 1, 2000 between Ariel Investment Trust (with respect to Ariel
Fund, formerly Ariel Growth Fund and Ariel Appreciation Fund) and Ariel
Distributors, Inc. and ING Life Insurance and Annuity Company (formerly, Aetna
Life Insurance and Annuity Company) on its own behalf and on behalf of its Variable
Annuity Separate Accounts B, C, D, and F · Incorporated by reference to Post-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 16, 2004.
(8.37)	(Retail) Third Amendment to Fund Participation Agreement made and entered into as of January 1, 2009 to Fund Participation Agreement dated as of April 1, 1998 and amended on October 1, 2000 between Ariel Investment Trust (with respect to Ariel
Fund, formerly Ariel Growth Fund and Ariel Appreciation Fund) and Ariel
Distributors, Inc. and ING Life Insurance and Annuity Company (formerly, Aetna
Life Insurance and Annuity Company) on its own behalf and on behalf of its Variable
Annuity Separate Accounts B, C, D, and F · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 15, 2009.
(8.38)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.
(8.39)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
November 30, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan
Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.

(8.40)	Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16,
2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.
(8.41)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and BlackRock Distributors, Inc. · Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.42)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.43)	(Retail) Fund Participation Agreement dated as of May 1, 2002 between Cramer
Rosenthal McGlynn, LLC, Professional Funds Distributor, LLC, and ING Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as
filed on April 15, 2009.
(8.44)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Professional Funds Distributor, LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15,
2009.
(8.45)	(Retail) Service Agreement entered into August 1, 2002 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox and Boston
Financial Data Services Inc.
(8.46)	(Retail) First Amendment dated as of July 29, 2005 to Service Agreement dated
August 1, 2002 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc.
(8.47)	(Retail) Letter Amendment dated as of April 29, 2008 to Service Agreement dated
August 1, 2002 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc.

(8.48)	Rule 22c-2 Agreement effective October 16, 2007 between Dodge & Cox Funds, ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc.
(8.49)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of October 9, 2007 by and among Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No.
333-109860), as filed on April 15, 2009.
(8.50)	(Retail) First Amendment dated as of March 18, 2009 to the Selling and Services
Agreement and Participation Agreement dated October 9, 2007 by and between ING
Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING
Financial Advisers, LLC and Eaton Vance Distributors, Inc.
(8.51)	(Retail) Second Amendment dated as of July 1, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated October 9, 2007 as amended on
March 18, 2009 by and between ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC, ING Institutional Plan Services, LLC, ReliaStar Life Insurance
Company of New York, Eaton Vance Distributors, Inc., and the Eaton Vance Funds
(8.52)	Rule 22c-2 Agreement dated October 16, 2007 between Eaton Vance Distributors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-
109860), as filed on April 15, 2009.
(8.53)	(Retail) Fund Participation Agreement dated as of August 15, 2000 by and between
Federated Services Company, Federated Securities Corp., Wachovia Bank, N.A. and
Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.54)	(Retail) Shareholder Services Agreement dated October 4, 1999 between Federated
Administrative Services for The Wachovia Funds and The Wachovia Municipal Funds
and Aetna Investment Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 13, 2000.
(8.55)	(Retail) First Amendment dated August 15, 2000 to the Shareholder Services
Agreement by and among Aetna Investment Services, Inc. and Federated
Administrative Services · Incorporated by reference to Post-Effective Amendment
No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 13, 2000.

(8.56)	Rule 22c-2 Agreement dated April 16, 2007 and effective October 16, 2007 among
Evergreen Service Company, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.57)	Amended and Restated Participation Agreement as of June 26 2009 by and among
ING Life Insurance and Annuity Company, Variable Insurance Products Fund,
Variable Insurance Products Fund II and Fidelity Distributors Corporation ·
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.58)	First Amendment effective June 26, 2009 to Participation Agreement as of June 26,
2009 by and among ING Life Insurance and Annuity Company, Variable Insurance
Products Fund, Variable Insurance Products Fund II and Fidelity Distributors
Corporation · Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.59)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund V and Fidelity
Distributors Corporation · Incorporated by reference to Pre-Effective Amendment No.
51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27,
2007.
(8.60)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC ·
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.61)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.62)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.63)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 · Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.

(8.64)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.65)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. · Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.
(8.66)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, LLC · Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.67)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.68)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.69)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August
1, 2003.

(8.70)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.71)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.72)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.
(8.73)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.74)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.

(8.75)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.76)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 13, 2001.
(8.77)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.78)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.79)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.

(8.80)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.81)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.
(8.82)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series · Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.83)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. · Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.84)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 · Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.85)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among Aetna
Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. · Incorporated
by reference to Post-Effective Amendment No. 41 to Registration Statement on Form
N-4 (File No. 033-75988), as filed on April 9, 2008.

(8.86)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among Aetna
Investment Services, LLC, Aetna Life Insurance and Annuity Company and ING
Pilgrim Securities, Inc. · Incorporated by reference to Post-Effective Amendment No.
41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9,
2008.
(8.87)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) · Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.88)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC · Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.89)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and
Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to
Participation Agreement dated November 28, 2001 · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002.
(8.90)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.91)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 · Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.92)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.

(8.93)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 · Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.94)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.95)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, and
December 7, 2005 · Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.96)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company
· Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.97)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27,
2001 · Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.98)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 · Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-
4 (File No. 033-75988), as filed on April 10, 2003.
(8.99)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May
1, 2003 · Incorporated by reference to Registration Statement on Form N-4 (File No.
333-134760), as filed on June 6, 2006.

(8.100)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 · Incorporated by reference to Post-Effective Amendment No.
32 to the Registration Statement on Form N-4 (File No. 033-81216), as filed on April
11, 2006.
(8.101)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005 · Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.102)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005 · Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.103)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.104)	(Retail) Fund Participation Agreement dated as of October 30, 2000 among
INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and Aetna Life Insurance
and Annuity Company · Incorporated by reference to Post-Effective Amendment No.
1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.105)	(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna
Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres &
Co. LLC · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11,
2007.
(8.106)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrator
Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.107)	(Retail) Participation Agreement made and entered into as of May 1, 1996 between
Aetna Life Insurance and Annuity Company, Lord Abbett Family of Funds, and Lord,
Abbett & Co., or a subsequently substituted affiliate thereof, Lord Abbett Distributor
LLC · Incorporated by reference to Registration Statement on Form N-4 (File No.
333-105479), as filed on May 22, 2003.
(8.108)	(Retail) Amendment No. 1 dated as of February 1, 2001 to Participation Agreement dated as of May 1, 1996 between ING Life Insurance and Annuity Company (f/k/a
Aetna Life Insurance and Annuity Company), Lord Abbett Family of Funds, and Lord
Abbett Distributor LLC · Incorporated by reference to Registration Statement on
Form N-4 (File No. 333-105479), as filed on May 22, 2003.
(8.109)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.110)	(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of November 8, 2007 by and among ING Life Insurance and Annuity
Company, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM
Service Company LLC (Mainstay)
(8.111)	(Retail) Amendment dated as of September 30, 2008 to the Selling and Services
Agreement and Fund Participation Agreement dated November 8, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC,
NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay)
(8.112)	(Retail) Second Amendment dated as of April 24, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated November 8, 2007 as amended on
September 30, 2008 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLP, ING Financial Advisers, LLC, NYLIFE Distributors LLC
and NYLIM Service Company LLC (Mainstay)
(8.113)	Rule 22c-2 Agreement effective November 2, 2007 between NYLIFE Distributors
LLC and NYLIM Service Company LLC and ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York
and Systematized Benefits Administrators Inc.
(8.114)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 22, 2009 by and between ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger
Berman Management LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.115)	Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1,
2007.
(8.116)	(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.117)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.118)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 15, 2009 by and among Pax World Funds Series Trust I, ALPS Distributors,
Inc., ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC
and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.119)	(Retail) Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York, Security Life of Denver Insurance Company
and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 18, 2009.
(8.120)	Fund Participation Agreement dated May 1, 2007 by and among ING Life Insurance and Annuity Company, Premier VIT and Allianz Global Investors Distributors LLC ·
Incorporated by reference to Post-Effective Amendment No. 3 to Registration
Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.
(8.121)	Administrative Services Agreement dated May 1, 2007 between OpCap Advisors,
LLC and ING Life Insurance and Annuity Company and its affiliates · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form
N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.122)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust, PA Distributors LLC · Incorporated by reference to Post-Effective Amendment
No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
February 11, 2005.
(8.123)	First Amendment dated August 15, 2007 to Participation Agreement among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO
Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of
May 1, 2004 · Incorporated by reference to Post-Effective Amendment No. 51 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.124)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life
Insurance Company (Administrative) · Incorporated by reference to Post-Effective
Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 11, 2005.
(8.125)	First Amendment dated August 15, 2007 to Services Agreement between PIMCO
Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar
Life Insurance Company dated as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.126)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.
(8.127)	First Amendment dated August 15, 2007 to Services Agreement between Pacific
Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company effective and Allianz Global Investors
Distributors LLC as of May 1, 2004 · Incorporated by reference to Post-Effective
Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on May 23, 2008.
(8.128)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING
Financial Advisers, LLC and PIMCO Advisors Distributors LLC · Incorporated by
reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 15, 2009.

(8.129)	(Retail) First Amendment entered into as of December 31, 2003 to Selling and
Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC dated as of March 11, 2003 · Incorporated by reference to Post-
Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 15, 2009.
(8.130)	(Retail) Second Amendment entered into as of July 1, 2005 to Selling and Services
Agreement and Fund Participation Agreement between ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC and PIMCO Advisors
Distributors LLC dated as of March 11, 2003 and amended on December 31, 2003 ·
Incorporated by reference to Post-Effective Amendment No. 55 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.
(8.131)	(Retail) Third Amendment entered into as of October 1, 2008 to Selling and Services
Agreement and Fund Participation Agreement between ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Financial Advisers, LLC, ING USA Annuity and Life
Insurance Company and Allianz Global Investors Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) dated as of March 11, 2003 and amended on
December 31, 2003 and July 1, 2005 · Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 15, 2009.
(8.132)	(Retail) Fourth Amendment dated March 10, 2009 to Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, ING Financial Advisers, LLC, ING USA Annuity and Life Insurance
Company and Allianz Global Investors Distributors LLC (formerly PIMCO Advisors
Distributors LLC) dated as of March 11, 2003 and amended on December 31, 2003,
July 1, 2005 and October 1, 2008 · Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.133)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.134)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·

Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.135)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 ·
Incorporated by reference to Post-Effective Amendment No. 40 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005.
(8.136)	Amendment No. 2 is made and entered into as of August 15, 2007 to Participation
Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds
Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1,
2004 · Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.137)	(Retail) Fund Participation Agreement dated as of September 21, 2000 among Aetna
Life Insurance and Annuity Company, Pioneering Services Corporation and Pioneer
Funds Distributor, Inc. · Incorporated by reference to Registration Statement on Form
N-4 (File No. 333-105479), as filed on May 22, 2003.
(8.138)	(Retail) Amendment No. 1 made and entered into as of August 5, 2003 to Fund
Participation Agreement dated as of September 21, 2000 among Pioneering Services
Corporation, Pioneer Funds Distributor, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004.
(8.139)	(Retail) Amendment No. 2 effective as of April 1, 2003, and as amended on August
5, 2003 to Fund Participation Agreement dated as of September 21, 2000 by and among ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and
Annuity Company), Pioneer Investment Management Shareholder Services, Inc.
(f/k/a Pioneering Services Corporation) and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 18, 2006.
(8.140)	(Retail) Amendment No. 3 effective May 1, 2004, and as amended on August 5, 2003 and April 1, 2003 to Fund Participation Agreement dated as of September 21, 2000 by and among ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance
and Annuity Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Pioneer Investment Management Shareholder Services, Inc.
(f/k/a Pioneering Services Corporation) and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 18, 2006.

(8.141)	(Retail) Fourth Amendment effective March 1, 2008, and as amended on May 1,
2004, August 5, 2003 and April 1, 2003 to Fund Participation Agreement dated as of
September 21, 2000 by and among ING Life Insurance and Annuity Company
(formerly Aetna Life Insurance and Annuity Company), ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Pioneer Investment
Management Shareholder Services, Inc. (formerly Pioneering Services Corporation)
and Pioneer Funds Distributor, Inc. · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.
(8.142)	(Retail) Trust Networking Agreement dated as of November 7, 2002 by and between
Pioneer Investment Management Shareholder Services, Inc. and ING Financial
Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16,
2004.
(8.143)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.144)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
December 29, 2006 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Ameriprise Financial Services, Inc. and RiverSource
Service Corporation · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.145)	(Retail) First Amendment dated July 1, 2007 by and among Ameriprise Financial
Services, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., ING
Life Insurance and Annuity Company and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.146)	(Retail) Second Amendment dated January 1, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC, RiverSource Service Corporation and RiverSource Distributors, Inc., •
Incorporated by reference to Post-Effective Amendment No. 5 to Registration
Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.
(8.147)	(Retail) Side Letter dated March 26, 2009 and effective June 12, 2009 to Selling and
Services Agreement and Fund Participation Agreement dated December 29, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan
Services, LLC, ING Financial Advisers, LLC and RiverSource Distributors, Inc. •
Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.148)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between RiverSource Service Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11,
2008.
(8.149)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of June 27, 2008 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC and Royce Fund Services, Inc.
(8.150)	(Retail) First Amendment dated as of January 1, 2009 to Selling and Services
Agreement and Fund Participation Agreement dated June 27, 2008 by and between
ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP,
ING Financial Advisers, LLC and Royce Fund Services, Inc.
(8.151)	Rule 22c-2 Agreement made and entered into June 27, 2008 between Royce Fund
Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York and Systematized Benefits
Administrators Inc.
(8.152)	(Retail) Fund Participation Agreement dated as of October 10, 2000 between Aetna
Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T.
Rowe Price Services, Inc. · Incorporated by reference to Post-Effective Amendment
No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April
16, 2004.
(8.153)	(Retail) Amendment effective January 1, 2001 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe
Price Investment Services, Inc. and T. Rowe Price Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-109860), as filed on April 16, 2004.
(8.154)	(Retail) Amendment effective January 1, 2002 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe
Price Investment Services, Inc. and T. Rowe Price Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-109860), as filed on April 16, 2004.
(8.155)	(Retail) Amendment effective January 1, 2003 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe
Price Investment Services, Inc. and T. Rowe Price Services, Inc. · Incorporated by
reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4
(File No. 333-109860), as filed on April 16, 2004.

(8.156)	(Retail) Amendment effective March 4, 2003 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.
(8.157)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.
(8.158)	(Retail) Selling and Services Agreement and Fund Participation Agreement entered into as of March 12, 2008 by and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Thornburg Investment Management and Thornburg
Securities Corporation
(8.159)	Rule 22c-2 Agreement operational as of October 16, 2007 between Thornburg
Securities Corporation, ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York and Systematized
Benefits Administrators Inc.
(8.160)	(Retail) Fund Participation Agreement made and entered into on April 26, 2004 by and among Van Kampen Funds Inc., Van Kampen Investor Services, Inc. and ING
Life Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as
filed on April 15, 2009.
(8.161)	(Retail) First Amendment dated January 1, 2008 to Fund Participation Agreement effective as of April 26, 2004 by and among Van Kampen Funds Inc., Van Kampen
Investor Services, Inc. and ING Life Insurance and Annuity Company · Incorporated
by reference to Post-Effective Amendment No. 12 to Registration Statement on Form
N-4 (File No. 333-109860), as filed on April 15, 2009.
(8.162)	(Retail) Letter Agreement to Fund Participation Agreement dated April 26, 2004 among Van Kampen Funds Inc., Van Kampen Investor Services, Inc. and ING Life
Insurance and Annuity Company · Incorporated by reference to Post-Effective
Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as
filed on April 15, 2009.
(8.163)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Van Kampen Funds Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 12 to Registration

Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.
(8.164)	Participation Agreement made and entered into on March 30, 2004 among Vanguard
Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing
Corporation and ING Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-109860), as filed on April 19, 2005.
(8.165)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Vanguard Variable Insurance Fund, The Vanguard Group,
Inc., Vanguard Marketing Corporation and ING Life Insurance and Annuity Company
· Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.
(8.166)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of
September 15, 2008 by and between ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management
and The Victory Portfolios
(8.167)	(Retail) First Amendment dated as of March 18, 2009 to the Selling and Services
Agreement and Fund Participation Agreement dated September 15, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services,
LLP, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital
Management Inc., The Victory Portfolios and The Victory Institutional Funds
(8.168)	Restated Rule 22c-2 Agreement dated April 2, 2009 between Victory Capital
Advisers, Inc., The Victory Institutional Funds, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
and Systematized Benefits Administrators Inc.
(8.169)	Selling and Services Agreement and Fund Participation Agreement dated September
26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4
(File No. 333-130822), as filed on April 11, 2008.
(8.170)	First Amendment dated April 1, 2008 to Selling and Services Agreement and Fund
Participation Agreement effective as of September 26, 2005 by and among ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia
Management Distributors, Inc. • Incorporated by reference to Post-Effective
Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860), as
filed on December 15, 2008.
(8.171)	Second Amendment dated February 18, 2009 by and among ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC, Columbia Management Distributors, Inc. and Columbia Management Services,
Inc. to the Selling and Services Agreement and Fund Participation Agreement dated as of September 26, 2005 and amended on April 1, 2008 • Incorporated by reference to
Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
333-130822), as filed on April 9, 2009.

(8.172)	Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors
Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, and ReliaStar Life Insurance Company · Incorporated by reference to Post-
Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 11, 2005.
(8.173)	First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of
May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors
Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.174)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.175)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Catherine H. Smith[1]	President and Director
Thomas J. McInerney[1]	Director and Chairman
Donald W. Britton[2]	Director
Bridget M. Healy[3]	Director
David A. Wheat[4]	Director, Executive Vice President and Chief
Financial Officer
Steven T. Pierson[4]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[4]	Senior Vice President, Tax
Brian D. Comer[1]	Senior Vice President
Ralph Ferraro[1]	Senior Vice President
Richard T. Mason[1]	Senior Vice President
Shaun P. Mathews[5]	Senior Vice President
David S. Pendergrass[4]	Senior Vice President and Treasurer
Stephen J. Preston[6]	Senior Vice President
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[4]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Jeoffrey A. Block[7]	Vice President
Dianne Bogoian[1]	Vice President
Mary A. Broesch[6]	Vice President and Actuary

Name and Principal	Positions and Offices with
Business Address	Depositor
Kevin P. Brown[1]	Vice President
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[7]	Vice President
Nancy D. Clifford[1]	Vice President
Matthew L. Condos[1]	Vice President and Actuary
Patricia M. Corbett[7]	Vice President
Kimberly Curley[8]	Vice President and Actuary
William Delahanty[4]	Vice President
Joseph Elmy[4]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
John P. Foley[4]	Vice President, Investments
Julie A. Foster[7]	Vice President
Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Brian K. Haendiges[1]	Vice President
Daniel P. Hanlon[1]	Vice President
Terry D. Harrell	Vice President
7695 N. High Street
Columbus, OH 43235
June P. Howard[4]	Vice President
Christine Hurtsellers[2]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Mark E. Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[4]	Vice President
Richard K. Lau[6]	Vice President and Actuary
William H. Leslie, IV1	Vice President and Actuary
Frederick C. Litow[4]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[6]	Vice President
Christopher P. Lyons[4]	Vice President, Investments
Gilbert E. Mathis[4]	Vice President, Investments
Gregory R. Michaud[4]	Vice President, Investments
Paul L. Mistretta[4]	Vice President
Maurice M. Moore[4]	Vice President, Investments
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President
Michael J. Murphy[6]	Vice President
Todd E. Nevenhoven[7]	Vice President
Tracey Polsgrove[1]	Vice President and Actuary
Deborah J. Prickett[7]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Robert A. Richard[1]	Vice President
Linda E. Senker[6]	Vice President, Compliance
Spencer T. Shell[4]	Vice President, Assistant Treasurer and Assistant
Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Libby J. Soong[1]	Vice President and Chief Compliance Officer
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
Sandra L. Stokley[7]	Vice President
Alice Su6	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[8]	Vice President
William J. Wagner[8]	Vice President
Kurt W. Wassenar[4]	Vice President, Investments
Christopher R. Welp[7]	Vice President
Mary Bebe Wilkinson[3]	Vice President
Kristi L. Wohlwend[7]	Vice President, Compliance
Scott N. Shepherd[1]	Actuary
Joy M. Benner[9]	Secretary
Armand Aponte[3]	Assistant Secretary
Eric G. Banta[8]	Assistant Secretary

Name and Principal	Positions and Offices with
Business Address	Depositor
Jane A. Boyle[1]	Assistant Secretary
Linda H. Freitag[4]	Assistant Secretary
Daniel F. Hinkel[4]	Assistant Secretary
Joseph D. Horan[4]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[4]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[4]	Assistant Secretary
James M. May, III[4]	Assistant Secretary
Tina M. Nelson[9]	Assistant Secretary
Melissa A. O’Donnell[9]	Assistant Secretary
Randall K. Price[8]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[9]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Terry L. Owens[4]	Tax Officer
James H. Taylor[4]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is One Orange Way Windsor, Connecticut 06095.
2	The principal business address of this director is 5780 Powers Ferry road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these directors and this officer is 230 Park Avenue, New York, New York 10169.
4	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

5	The principal business address of these officers is 10 State House Square, Hartford, Connecticut 06103.
6	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.
7	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
8	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
9	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
10	The principal address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Initial Registration Statement on Form N-4 for
ING Life Insurance and Annuity Company Variable Annuity Account B as filed with the
Securities and Exchange Commission on October 20, 2009 (File Nos. 333-162593, 811-02512).

Item 27. Number of Contract Owners

As of October 30, 2009, there were 634,211 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor.
Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V.,
maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).
(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Brian D. Comer[1]	Director and Senior Vice President
Randall L. Ciccati[1]	Director
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel P. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President
Robert H. Barley[1]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne Bogoian[1]	Vice President
J. Robert Bolchoz	Vice President
Columbia, South Carolina
David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner, Jr.	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Pamela L. Mulvey[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Deborah Rubin[3]	Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Todd Smiser	Vice President and Assistant Secretary
2525 Cabot Drive, Suite 100
Lisle, Illinois
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Forrest R. Wilson	Vice President
2202 N. Westshore Blvd.
Tampa, Florida 33607
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
William Wilcox[1]	Chief Compliance Officer
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[4]	Secretary
Randall K. Price[4]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Susan M. Vega[4]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$43,901,529.15
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2008.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;
(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC
No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 333-109860) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 18th day of December, 2009.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Catherine H. Smith*
Catherine H. Smith
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Catherine H. Smith*	President and Director	)
Catherine H. Smith	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	) December
Thomas J. McInerney		) 18, 2009
)
Donald W. Britton*	Director	)
Donald W. Britton		)
)
Bridget M. Healy*	Director	)
Bridget M. Healy		)
)
David A. Wheat*	Director, Executive Vice President and Chief Financial	)
David A. Wheat	Officer	)
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By: /s/Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(8.45)	(Retail) Service Agreement entered into August 1, 2002 among
ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC, Dodge & Cox and Boston Financial Data
	Services Inc.	_________

24(b)(8.46)	(Retail) First Amendment dated as of July 29, 2005 to Service
Agreement dated August 1, 2002 by and between ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC,
	Dodge & Cox and Boston Financial Data Services Inc.	_________

24(b)(8.47)	(Retail) Letter Amendment dated as of April 29, 2008 to Service
Agreement dated August 1, 2002 by and between ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC,
	Dodge & Cox and Boston Financial Data Services Inc.	_________

24(b)(8.48)	Rule 22c-2 Agreement effective October 16, 2007 between
Dodge & Cox Funds, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators
	Inc.	_________

24(b)(8.50)	(Retail) First Amendment dated as of March 18, 2009 to the
Selling and Services Agreement and Participation Agreement
dated October 9, 2007 by and between ING Life Insurance and
Annuity Company, ING Institutional Plan Services, LLP, ING
	Financial Advisers, LLC and Eaton Vance Distributors, Inc.	_________

24(b)(8.51)	(Retail) Second Amendment dated as of July 1, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated
October 9, 2007 as amended on March 18, 2009 by and between
ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC, ING Institutional Plan Services, LLC, ReliaStar
Life Insurance Company of New York, Eaton Vance
	Distributors, Inc., and the Eaton Vance Funds	_________

Exhibit No.	Exhibit

24(b)(8.110)	(Retail) Selling and Services Agreement and Fund Participation
Agreement made and entered into as of November 8, 2007 by
and among ING Life Insurance and Annuity Company, ING
Financial Advisers, LLC, NYLIFE Distributors LLC and
	NYLIM Service Company LLC (Mainstay)	_________

24(b)(8.111)	(Retail) Amendment dated as of September 30, 2008 to the
Selling and Services Agreement and Fund Participation
Agreement dated November 8, 2007 by and among ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC,
NYLIFE Distributors LLC and NYLIM Service Company LLC
	(Mainstay)	_________

24(b)(8.112)	(Retail) Second Amendment dated as of April 24, 2009 to the
Selling and Services Agreement and Fund Participation
Agreement dated November 8, 2007 as amended on September
30, 2008 by and between ING Life Insurance and Annuity
Company, ING Institutional Plan Services, LLP, ING Financial
Advisers, LLC, NYLIFE Distributors LLC and
	NYLIM Service Company LLC (Mainstay)	_________

24(b)(8.113)	Rule 22c-2 Agreement effective November 2, 2007 between
NYLIFE Distributors LLC and NYLIM Service Company LLC
and ING Life Insurance and Annuity Company, ING National
Trust, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of
	New York and Systematized Benefits Administrators Inc.	_________

24(b)(8.149)	(Retail) Selling and Services Agreement and Fund Participation
Agreement dated as of June 27, 2008 by and between ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC
	and Royce Fund Services, Inc.	_________

Exhibit No.	Exhibit

24(b)(8.150)	(Retail) First Amendment dated as of January 1, 2009 to Selling and Services Agreement and Fund Participation Agreement dated
June 27, 2008 by and between ING Life Insurance and Annuity
Company, ING Institutional Plan Services, LLP, ING Financial
	Advisers, LLC and Royce Fund Services, Inc.	_________

24(b)(8.151)	Rule 22c-2 Agreement made and entered into June 27, 2008
between Royce Fund Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York and
	Systematized Benefits Administrators Inc.	_________

24(b)(8.158)	(Retail) Selling and Services Agreement and Fund Participation
Agreement entered into as of March 12, 2008 by and among
ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC, Thornburg Investment Management and
	Thornburg Securities Corporation	_________

24(b)(8.159)	Rule 22c-2 Agreement operational as of October 16, 2007
between Thornburg Securities Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York and
	Systematized Benefits Administrators Inc.	_________

24(b)(8.166)	(Retail) Selling and Services Agreement and Fund Participation
Agreement dated as of September 15, 2008 by and between ING Life
Insurance and Annuity Company, ING Financial Advisers, LLC,
Victory Capital Advisers, Inc., Victory Capital Management and
	The Victory Portfolios	_________

24(b)(8.167)	(Retail) First Amendment dated as of March 18, 2009 to the
Selling and Services Agreement and Fund Participation
Agreement dated September 15, 2008 by and between ING Life
Insurance and Annuity Company, ING Institutional Plan Services,
LLP, ING Financial Advisers, LLC, Victory Capital Advisers,
Inc., Victory Capital Management Inc., The Victory Portfolios and
	The Victory Institutional Funds	_________

Exhibit No.	Exhibit

24(b)(8.168)	Restated Rule 22c-2 Agreement dated April 2, 2009 between
Victory Capital Advisers, Inc., The Victory Institutional Funds,
ING Life Insurance and Annuity Company, ING National Trust,
ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New
	York, and Systematized Benefits Administrators Inc.	__________

24(b)(9)	Opinion and Consent of Counsel	__________

24(b)(10)	Consent of Independent Registered Public Accounting Firm	__________

24(b)(13.1)	Powers of Attorney	__________